Taxes (Details 1)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Deferred tax assets:
Net operating loss carryforwards	$ 1,766,132	¥ 12,761,717	¥ 12,761,717
Allowance for doubtful accounts	199,685	1,442,884	1,442,884
Less: valuation allowance	(1,965,817)	(14,204,601)	(14,204,601)
Deferred tax assets, net
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	232,370	1,679,063	1,679,063
Total deferred tax liabilities, net	$ 232,370	¥ (1,679,063)	¥ (1,679,063)